Cash and Bank Balances	6 Months Ended
Dec. 31, 2023
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
4.	CASH AND BANK BALANCES

	31 December 2023	30 June 2023
	RM	RM

Cash and bank balances	30,080,568	31,453,867
Deposits with license banks	23,549,306	24,729,745
	53,629,874	56,183,612

(a)	Cash and bank balances are classified as financial assets measured at amortised cost.

(b)	Included in foreign currency deposit with a licensed bank of the Group is an amount of RM 23,549,306 (30.06.2023: RM 24,729,745) pledged to a licensed bank as securities for bank facilities granted to a subsidiary.